Deferred tax (Tables)	6 Months Ended
Dec. 31, 2019
Deferred tax
Schedule of deferred taxes

The following is the analysis of the deferred tax balances (after allowable offset) for financial reporting purposes:

	31 December	30 June	31 December
	2019	2019	2018
	£’000	£’000	£’000
US deferred tax assets	(53,862)	(58,415)	(57,636)
UK deferred tax liabilities	37,766	31,865	33,302
Net deferred tax asset	(16,096)	(26,550)	(24,334)

The movements in the net deferred tax asset are as follows:

	31 December	30 June	31 December
	2019	2019	2018
	£’000	£’000	£’000
At the beginning of the period	(26,550)	(34,198)	(34,198)
Expensed to the statement of profit or loss (note 11)	10,779	8,112	9,974
Credited to other comprehensive income (note 11)	(325)	(634)	(110)
Expense relating to share-based payments(1)	—	170	—
At the end of the period	(16,096)	(26,550)	(24,334)
(1)

Expense relating to share-based payments arise on the movement in the share price on equity-settled awards between the grant date and the reporting date – see interim consolidated statement of changes in equity above.